UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund:	BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit

             Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)	Par (000)		Value
Asset-Backed Securities — 3.2%
ALM Loan Funding, Series 2012-5A, Class BR, (3 mo. LIBOR US + 3.000%), 4.16%, 10/18/26	USD	1,000	$1,003,274
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.450%), 4.76%, 7/28/26		4,500	4,524,367
ALM XVII Ltd., Series 2015-17A, Class B1, (3 mo. LIBOR US + 3.400%), 4.70%, 1/15/28		1,400	1,416,856
AMMC CLO Ltd., Series 2015-17A, Class C, (3 mo. LIBOR US + 3.250%), 4.43%, 11/15/27		1,000	1,004,426
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class C, (3 mo. LIBOR US + 3.500%), 4.81%, 4/28/26		1,000	1,000,035
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.250%), 4.56%, 7/22/26		1,300	1,300,956
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.900%), 5.07%, 1/30/24		750	753,706
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.600%), 4.90%, 10/15/26		2,500	2,504,403
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.000%), 4.30%, 7/16/25		1,500	1,499,405
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, (3 mo. LIBOR US + 3.050%), 4.35%, 4/18/27		1,000	1,001,158
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.350%), 4.54%, 11/23/25		1,000	1,001,686
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-3A, Class C, (3 mo. LIBOR US + 3.400%), 4.70%, 7/15/25		1,000	1,002,941
Series 2016-1A, Class C, (3 mo. LIBOR US + 4.900%), 6.21%, 4/20/27		1,000	1,014,351
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.000%), 5.31%, 10/20/29		1,000	1,010,357

Asset-Backed Securities (a)(b)	Par (000)		Value
Asset-Backed Securities (continued)
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, (3 mo. LIBOR US + 3.500%), 4.67%, 10/29/26	USD	1,000	$1,001,918
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, (3 mo. LIBOR US + 3.000%), 4.31%, 7/28/25		750	750,867
Series 6A-2015, Class C, (3 mo. LIBOR US + 3.070%), 4.24%, 5/05/27		1,500	1,501,377
Series 8A-2016, Class D, (3 mo. LIBOR US + 4.850%), 6.16%, 4/20/27		500	508,866
ING IM CLO Ltd., Series 2013-2A, Class C, (3 mo. LIBOR US + 3.500%), 4.81%, 4/25/25		1,000	1,004,337
LCM XVIII LP, Series 18A, Class C1, (3 mo. LIBOR US + 3.150%), 4.46%, 4/20/27		1,000	1,000,342
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.600%), 4.91%, 10/20/26		1,000	1,000,015
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR, (3 mo. LIBOR US + 2.150%), 3.46%, 1/19/25		1,000	1,001,703
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.250%), 4.56%, 7/20/26		2,000	2,000,441
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.200%), 3.52%, 1/27/26		2,000	2,003,689
Mill Creek II CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.850%), 6.16%, 4/20/28		1,000	1,012,827
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, (3 mo. LIBOR US + 3.250%), 4.56%, 1/23/27		1,600	1,607,571
Octagon Investment Partners XXVI Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.950%), 6.25%, 4/15/27		500	507,333

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Asset-Backed Securities (a)(b)		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XI Ltd., Series 2015-11A, Class B, (3 mo. LIBOR US + 3.000%), 4.17%, 1/30/27	USD	2,750	$2,750,672
Regatta IV Funding, Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.000%), 3.31%, 7/25/26 (c)		1,500	1,500,000
Regatta V Funding Ltd., Series 2014-1A :
Class BR, (3 mo. LIBOR US + 2.300%), 3.61%, 10/25/26		1,000	1,002,292
Class C, (3 mo. LIBOR US + 3.450%), 4.76%, 10/25/26		1,000	999,989
Symphony CLO Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.800%), 6.10%, 4/15/28		1,000	1,015,613
Symphony CLO XV Ltd., Series 2014-15A :
Class CR, (3 mo. LIBOR US + 2.200%), 3.50%, 10/17/26		2,500	2,506,131
Class DR, (3 mo. LIBOR US + 3.350%), 4.65%, 10/17/26		1,000	999,937
Venture XIII CLO Ltd., Series 2013-13A, Class D, (3 mo. LIBOR US + 3.550%), 4.78%, 6/10/25		800	800,344
Webster Park CLO Ltd., Series 2015-1A, Class B1, (3 mo. LIBOR US + 3.100%), 4.41%, 1/20/27		4,000	4,005,128
Total Asset-Backed Securities — 3.2%			50,519,313

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		536	554,090
KLX, Inc., 5.88%, 12/01/22 (b)		725	762,156
Mexico City Airport Trust, 4.25%, 10/31/26 (b)		1,350	1,388,813
TransDigm, Inc.:
6.00%, 7/15/22		4,360	4,556,200
6.50%, 7/15/24		1,560	1,651,650

			8,912,909

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.1%
XPO Logistics, Inc. (b):
6.50%, 6/15/22	USD	1,565	$1,625,644
6.13%, 9/01/23		352	366,080

			1,991,724
Airlines — 0.8%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		692	714,054
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,093,550
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		2,885	3,249,283
Turkish Airlines Pass Through Trust, Series 2015-1 Class A, 4.20%, 9/15/28 (b)		2,700	2,626,019
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,425	3,546,898
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (b)		743	759,305

			12,989,109
Auto Components — 0.7%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		68	70,380
General Motors Financial Co., Inc., 4.35%, 1/17/27		2,710	2,761,726
Goodyear Tire & Rubber Co., 5.00%, 5/31/26		535	551,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		3,950	4,002,140
6.00%, 8/01/20		3,108	3,193,470

			10,578,766
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,675,775
General Motors Co.:
4.88%, 10/02/23		1,875	2,026,374
6.25%, 10/02/43		940	1,064,764

			7,766,913
Banks — 4.6%
Barclays PLC, 4.84%, 5/09/28		4,975	5,168,567
CIT Group, Inc.:
5.50%, 2/15/19 (b)		3,967	4,162,573
5.00%, 8/01/23		660	715,275
City National Corp., 5.25%, 9/15/20		2,900	3,153,614
Cooperatieve Rabobank UA, 3.95%, 11/09/22 (d)		3,775	3,973,482

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Banks (continued)
Credit Suisse Group AG, 6.50%, 8/08/23 (b)	USD	6,000	$6,795,000
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26 (d)		5,000	5,360,515
Discover Bank/Greenwood, 8.70%, 11/18/19		748	846,733
Fifth Third Bancorp, (3 mo. LIBOR US + 3.033%), 5.10% (e)(f)		5,000	5,162,500
HSBC Finance Corp., 6.68%, 1/15/21 (d)		5,150	5,842,036
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (b)		5,840	6,195,796
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	11,215,966
SunTrust Banks, Inc., (3 mo. LIBOR US + 3.102%), 5.05% (e)(f)		5,270	5,329,288
Wells Fargo & Co. (d):
4.13%, 8/15/23		4,000	4,257,844
5.61%, 1/15/44		4,119	4,918,856

			73,098,045
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		6,170	6,929,336
Molson Coors Brewing Co., 4.20%, 7/15/46		1,665	1,645,100

			8,574,436
Biotechnology — 0.5%
Amgen, Inc., 4.66%, 6/15/51 (d)		6,709	7,285,652
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (b)		424	450,500
Building Materials Corp. of America, 6.00%, 10/15/25 (b)		1,832	1,957,950
Masonite International Corp., 5.63%, 3/15/23 (b)		610	640,500
Standard Industries, Inc., 5.13%, 2/15/21 (b)		420	435,750
USG Corp., 4.88%, 6/01/27 (b)		445	459,462

			3,944,162
Capital Markets — 2.6%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,413,698
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		625	627,304
7.50%, 2/15/19 (d)		5,165	5,598,023
5.25%, 7/27/21		1,175	1,294,422

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
5.75%, 1/24/22 (d)	USD	5,500	$6,197,494
6.25%, 2/01/41		15,000	19,604,400
Morgan Stanley, 5.63%, 9/23/19 (d)		6,770	7,274,927

			42,010,268
Chemicals — 1.1%
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)		715	738,237
Basell Finance Co. BV, 8.10%, 3/15/27 (b)(d)		6,000	8,017,218
Chemours Co., 5.38%, 5/15/27		317	334,039
Huntsman International LLC:
4.88%, 11/15/20		72	75,600
5.13%, 11/15/22		2,495	2,647,819
NOVA Chemicals Corp. (b):
4.88%, 6/01/24		956	961,975
5.25%, 6/01/27		2,071	2,076,177
Platform Specialty Products Corp. (b):
10.38%, 5/01/21		165	181,913
6.50%, 2/01/22		1,372	1,423,450
PQ Corp., 6.75%, 11/15/22 (b)		935	1,012,624

			17,469,052
Commercial Services & Supplies — 2.9%
Aviation Capital Group Corp. (b):
7.13%, 10/15/20		31,000	35,275,148
6.75%, 4/06/21		7,850	8,916,540
CD&R Waterworks Merger Sub LLC, 6.13%, 8/15/25 (b)(g)		437	445,740
KAR Auction Services, Inc., 5.13%, 6/01/25 (b)		859	895,508
United Rentals North America, Inc., 7.63%, 4/15/22		315	329,175

			45,862,111
Communications Equipment — 0.4%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		467	502,025
CommScope Technologies LLC, 5.00%, 3/15/27 (b)		2,896	2,903,240
CommScope, Inc., 5.50%, 6/15/24 (b)		254	267,653
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 5/15/25		1,418	1,536,757
5.75%, 1/15/27 (b)		593	628,580

			5,838,255

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Construction & Engineering — 0.2%
BlueLine Rental Finance Corp., 9.25%, 3/15/24 (b)	USD	2,288	$2,482,480
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	808,500

			3,290,980
Construction Materials — 0.5%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,968,977
HD Supply, Inc. (b):
5.25%, 12/15/21		3,278	3,441,900
5.75%, 4/15/24		1,701	1,822,196
PulteGroup, Inc., 5.50%, 3/01/26		926	996,608

			8,229,681
Consumer Discretionary — 0.2%
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25 (b)		2,160	2,300,400
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (b)		475	490,437

			2,790,837
Consumer Finance — 1.1%
Ally Financial, Inc.:
5.13%, 9/30/24		590	628,940
4.63%, 3/30/25		136	140,579
8.00%, 11/01/31		5,539	6,875,284
Capital One Bank USA NA, 3.38%, 2/15/23 (d)		2,000	2,029,782
Discover Financial Services, 3.85%, 11/21/22		3,252	3,364,919
IHS Markit Ltd., 4.75%, 2/15/25 (b)		452	475,730
Navient Corp.:
6.63%, 7/26/21		461	494,423
7.25%, 9/25/23		996	1,089,674
Total System Services, Inc., 3.80%, 4/01/21		1,630	1,699,785

			16,799,116
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (b)		811	863,715
Ball Corp., 4.38%, 12/15/20		681	713,347
International Paper Co., 7.30%, 11/15/39 (d)		10,000	13,663,090
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC: 5.75%, 10/15/20		2,866	2,930,485

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC: (continued)
6.88%, 2/15/21	USD	68	$69,926
7.00%, 7/15/24 (b)		1,247	1,348,319
Sealed Air Corp., 6.88%, 7/15/33 (b)		182	210,892

			19,799,774
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)		1,295	1,443,925
Service Corp. International, 4.50%, 11/15/20		4,382	4,447,730

			5,891,655
Diversified Financial Services — 4.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		961	1,024,995
4.63%, 7/01/22		518	556,345
Air Lease Corp., 3.75%, 2/01/22		5,000	5,221,660
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,256,881
Bank of America Corp.:
5.00%, 5/13/21 (d)		17,100	18,701,381
4.45%, 3/03/26		1,765	1,861,161
Citigroup, Inc., 6.68%, 9/13/43 (d)		4,125	5,578,526
Ford Motor Credit Co. LLC, 5.88%, 8/02/21		9,420	10,521,895
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,768,447
4.38%, 9/25/21		2,260	2,391,116
4.25%, 5/15/23		1,681	1,762,507
ING Bank NV, 5.00%, 6/09/21 (b)(d)		8,000	8,758,176
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		1,705	1,751,888
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,310,340
Resparcs Funding LP I, 8.00% (f)(h)		4,000	680,000
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,784,992
5.13%, 5/28/24		5,250	5,577,033

			77,507,343
Diversified Telecommunication Services — 6.2%
AT&T, Inc.:
5.00%, 3/01/21 (d)		8,575	9,325,287
6.30%, 1/15/38 (d)		12,000	14,063,796
4.30%, 12/15/42		265	243,313

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
4.35%, 6/15/45	USD	367	$332,495
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21		1,660	1,792,285
Series Y, 7.50%, 4/01/24		1,181	1,282,861
Frontier Communications Corp.:
6.25%, 9/15/21		491	431,923
7.63%, 4/15/24		1,309	1,061,926
6.88%, 1/15/25		3,964	3,142,738
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,095	2,152,613
5.13%, 5/01/23		1,183	1,230,320
5.38%, 1/15/24		754	793,585
5.38%, 5/01/25		2,003	2,128,188
Telefonica Emisiones SAU:
3.19%, 4/27/18		6,550	6,615,140
5.21%, 3/08/47		5,000	5,542,860
Verizon Communications, Inc. (d):
5.15%, 9/15/23		8,775	9,762,916
6.40%, 9/15/33		9,475	11,519,023
6.55%, 9/15/43		13,225	16,183,274
5.01%, 4/15/49		10,578	10,541,781

			98,146,324
Electric Utilities — 4.5%
CMS Energy Corp., 5.05%, 3/15/22		9,900	10,881,120
Duke Energy Corp., 3.55%, 9/15/21		3,650	3,809,830
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.440%), 6.75%, 6/15/76 (e)		7,500	8,550,000
Great Plains Energy, Inc., 5.29%, 6/15/22 (i)		5,550	6,125,502
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		3,953	4,001,711
NiSource Finance Corp., 6.80%, 1/15/19		472	503,195
Oncor Electric Delivery Co. LLC (d):
4.10%, 6/01/22		4,150	4,429,399
5.30%, 6/01/42		2,750	3,316,261
Progress Energy, Inc., 7.00%, 10/30/31		12,000	16,221,540
Puget Energy, Inc.:
6.00%, 9/01/21		275	311,205
5.63%, 7/15/22		5,550	6,231,595
Southern Co., 4.40%, 7/01/46		7,500	7,820,122

			72,201,480
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23		306	319,005
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,700,750

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp., 4.38%, 6/01/19 (b)	USD	1,415	$1,452,144

			4,471,899
Energy Equipment & Services — 0.5%
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		473	477,730
GrafTech International Ltd., 6.38%, 11/15/20		890	809,900
Halliburton Co., 5.00%, 11/15/45		6,615	7,182,025
Noble Holding International Ltd., 4.63%, 3/01/21		34	28,634
Transocean, Inc., 6.00%, 3/15/18		156	158,730

			8,657,019
Food & Staples Retailing — 1.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (b):
6.63%, 6/15/24		775	728,500
5.75%, 3/15/25		1,120	1,002,400
CVS Health Corp.:
4.75%, 12/01/22		289	317,041
5.00%, 12/01/24		183	203,145
5.13%, 7/20/45 (d)		3,879	4,451,424
Dollar Tree, Inc.:
5.25%, 3/01/20		105	108,084
5.75%, 3/01/23		3,938	4,169,358
H.J. Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	5,811,897
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (d)		5,150	6,338,476

			23,130,325
Food Products — 0.9%
Aramark Services, Inc., 5.13%, 1/15/24		815	865,603
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (b)		465	478,950
Kraft Foods, Inc.:
6.50%, 8/11/17 (d)		4,450	4,454,583
6.13%, 8/23/18		4,840	5,054,049
Kraft Heinz Foods Co., 4.38%, 6/01/46		2,475	2,404,839
Post Holdings, Inc., 5.00%, 8/15/26 (b)		1,349	1,384,411
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		431	462,248

			15,104,683

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.6%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	USD	2,065	$1,946,262
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20		517	515,707
5.75%, 8/01/22		1,370	1,339,175
5.63%, 10/15/23		381	364,808
5.50%, 4/15/25		125	115,625
Medtronic, Inc., 4.63%, 3/15/45 (d)		4,565	5,176,208

			9,457,785
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		191	197,208
Amsurg Corp., 5.63%, 7/15/22		1,466	1,520,975
Centene Corp.:
5.63%, 2/15/21		875	910,000
6.13%, 2/15/24		645	701,438
CHS/Community Health Systems, Inc.:
6.88%, 2/01/22		1,111	952,682
6.25%, 3/31/23		2,166	2,220,150
DaVita, Inc., 5.13%, 7/15/24		761	782,403
HCA, Inc.:
3.75%, 3/15/19		4,364	4,462,190
6.50%, 2/15/20		10,421	11,384,942
7.50%, 2/15/22		2,214	2,557,170
5.88%, 3/15/22		340	376,040
4.75%, 5/01/23		236	248,390
5.38%, 2/01/25		440	468,600
5.88%, 2/15/26		1,297	1,413,730
5.50%, 6/15/47		2,570	2,692,075
HealthSouth Corp.:
5.13%, 3/15/23		512	524,800
5.75%, 11/01/24		637	649,740
Hologic, Inc., 5.25%, 7/15/22 (b)		742	783,738
MEDNAX, Inc., 5.25%, 12/01/23 (b)		587	604,610
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		829	897,392
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		1,109	1,192,175
Tenet Healthcare Corp.:
6.00%, 10/01/20		5,095	5,458,019
7.50%, 1/01/22 (b)		394	425,520
8.13%, 4/01/22		1,907	2,051,932
6.75%, 6/15/23		1,758	1,736,025
4.63%, 7/15/24 (b)		513	510,435
THC Escrow Corp. III, 5.13%, 5/01/25 (b)		435	437,719

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 6.88%, 2/15/38 (d)	USD	10,000	$14,370,230

			60,530,328
Hotels, Restaurants & Leisure — 0.5%
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		910	950,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b):
5.00%, 6/01/24		600	625,500
5.25%, 6/01/26		650	689,000
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27 (b)		817	842,531
MGM Resorts International, 6.75%, 10/01/20		214	237,540
New Red Finance, Inc. (b):
6.00%, 4/01/22		2,215	2,286,987
4.25%, 5/15/24		1,577	1,585,863
Sabre GLBL, Inc. (b):
5.38%, 4/15/23		594	620,730
5.25%, 11/15/23		294	305,760

			8,144,861
Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,721,115
CalAtlantic Group, Inc., 8.38%, 1/15/21		3,015	3,535,087
Lennar Corp.:
4.75%, 11/15/22		1,805	1,915,556
4.88%, 12/15/23		466	495,125
Newell Brands, Inc.:
3.85%, 4/01/23		2,585	2,741,403
4.20%, 4/01/26		955	1,021,644
TRI Pointe Group, Inc.:
4.38%, 6/15/19		920	943,000
5.88%, 6/15/24		625	665,625

			13,038,555
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,110	1,161,338
6.13%, 12/15/24		231	247,170
5.75%, 7/15/25		1,002	1,072,140

			2,480,648
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
6.00%, 1/15/22 (b)		1,548	1,596,375

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (continued):
5.88%, 1/15/24 (b)	USD	823	$847,690
5.75%, 1/15/25		1,064	993,510
Dynegy, Inc., 6.75%, 11/01/19		1,945	2,016,722
NRG Energy, Inc., 6.63%, 1/15/27		2,746	2,821,515
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,893,277

			10,169,089
Industrial Conglomerates — 0.0%
Vertiv Group Corp, 9.25%, 10/15/24 (b)		623	688,415
Insurance — 3.2%
American International Group, Inc., 6.40%, 12/15/20		8,710	9,863,370
Aon Corp., 5.00%, 9/30/20 (d)		7,700	8,347,947
Aon PLC, 4.25%, 12/12/42 (d)		6,500	6,387,082
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	3,915,423
MetLife, Inc., 6.40%, 12/15/66		5,000	5,780,750
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)(d)		12,000	15,617,088
Radian Group, Inc., 5.25%, 6/15/20		1,045	1,102,475

			51,014,135
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26		1,061	1,161,795
Netflix, Inc., 5.50%, 2/15/22		563	609,447
Symantec Corp., 5.00%, 4/15/25 (b)		347	363,483

			2,134,725
IT Services — 0.6%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		1,755	1,858,106
Fidelity National Information Services, Inc., 5.00%, 10/15/25		538	606,255
First Data Corp. (b):
5.38%, 8/15/23		764	797,425
7.00%, 12/01/23		4,908	5,294,505
5.75%, 1/15/24		720	760,500
Gartner, Inc., 5.13%, 4/01/25 (b)		483	510,773

			9,827,564

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20	USD	12,000	$13,076,856
Media — 7.5%
21st Century Fox America, Inc., 6.15%, 3/01/37 (d)		9,575	12,024,390
A&E Television Networks LLC, 3.11%, 8/22/19 (c)		5,000	5,030,500
Altice Financing SA, 7.50%, 5/15/26 (b)		2,172	2,408,314
Altice Luxembourg SA (b):
7.75%, 5/15/22		2,362	2,509,625
7.63%, 2/15/25		1,752	1,918,440
Altice US Finance I Corp. (b):
5.38%, 7/15/23		2,919	3,064,950
5.50%, 5/15/26		1,211	1,283,660
AMC Networks, Inc.:
4.75%, 12/15/22		685	704,694
5.00%, 4/01/24		432	444,960
4.75%, 8/01/25		614	619,403
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27 (b)		3,266	3,376,227
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/35		479	560,396
6.48%, 10/23/45		9,584	11,297,658
6.83%, 10/23/55		3,540	4,216,579
Cinemark USA, Inc., 5.13%, 12/15/22		349	359,906
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,189	10,541,114
Cox Communications, Inc. (b):
8.38%, 3/01/39 (d)		5,000	6,848,195
4.60%, 8/15/47 (g)		625	624,963
CSC Holdings LLC:
8.63%, 2/15/19		4,005	4,385,475
6.63%, 10/15/25 (b)		832	917,280
DISH DBS Corp., 7.75%, 7/01/26		1,901	2,276,447
Grupo Televisa SAB, 5.00%, 5/13/45 (d)		3,345	3,323,558
Hughes Satellite Systems Corp.:
5.25%, 8/01/26		1,017	1,066,579
6.63%, 8/01/26		685	749,219
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		114	98,325
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,268,404
MDC Partners, Inc., 6.50%, 5/01/24 (b)		1,036	1,041,180

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Media (continued)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)	USD	1,471	$1,471,000
NBCUniversal Enterprise, Inc., 5.25% (b)(f)		5,600	5,992,000
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (b)		495	511,706
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22		249	257,715
SFR Group SA (b):
6.00%, 5/15/22		4,544	4,754,069
7.38%, 5/01/26		5,843	6,325,047
TEGNA, Inc., 5.50%, 9/15/24 (b)		351	365,479
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,214,083
Time Warner, Inc.:
4.65%, 6/01/44		28	27,775
4.85%, 7/15/45		97	99,952
Tribune Media Co., 5.88%, 7/15/22		1,308	1,370,130
Univision Communications, Inc. (b):
5.13%, 5/15/23		5,293	5,398,860
5.13%, 2/15/25		999	1,001,497
Virgin Media Secured Finance PLC, 5.50%, 8/15/26 (b)		487	516,220

			120,265,974
Metals & Mining — 3.2%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (b)		291	323,010
Alcoa, Inc.:
5.13%, 10/01/24		1,671	1,777,526
6.75%, 1/15/28		178	200,695
Anglo American Capital PLC, 4.45%, 9/27/20 (b)		136	142,460
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	5,198,750
ArcelorMittal:
6.13%, 6/01/18		2,575	2,645,812
7.25%, 3/01/41		455	525,525
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,243,365
Constellium NV:
4.63%, 5/15/21	EUR	490	588,833
8.00%, 1/15/23 (b)	USD	1,728	1,818,720
6.63%, 3/01/25 (b)		1,353	1,353,000
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21		138	143,175
7.25%, 5/15/22		912	945,589
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (b)		826	938,501

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc.:
2.38%, 3/15/18	USD	4,664	$4,658,170
4.00%, 11/14/21		500	499,375
3.55%, 3/01/22		236	228,920
3.88%, 3/15/23		5,360	5,179,100
5.40%, 11/14/34		2,250	2,117,115
5.45%, 3/15/43		1,542	1,418,640
Kinross Gold Corp., 4.50%, 7/15/27 (b)		331	329,759
Novelis Corp. (b):
6.25%, 8/15/24		2,862	3,062,912
5.88%, 9/30/26		2,060	2,168,150
Peabody Energy Corp. (b):
6.00%, 3/31/22		357	364,140
6.38%, 3/31/25		375	378,750
Southern Copper Corp., 5.88%, 4/23/45		3,870	4,260,345
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,138,150
6.38%, 8/15/22		1,430	1,483,625
5.25%, 4/15/23		309	321,746
5.50%, 10/01/24		240	256,800
5.00%, 12/15/26		35	36,925
Teck Resources Ltd.:
4.50%, 1/15/21		370	384,338
8.50%, 6/01/24 (b)		799	926,840
6.00%, 8/15/40		1,861	1,981,965
5.20%, 3/01/42		640	620,800
United States Steel Corp., 8.38%, 7/01/21 (b)		944	1,044,300

			51,705,826
Oil, Gas & Consumable Fuels — 14.0%
California Resources Corp., 8.00%, 12/15/22 (b)		1,065	678,937
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		62	61,613
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		1,231	1,409,495
5.13%, 6/30/27 (b)		1,412	1,470,245
CONSOL Energy, Inc., 5.88%, 4/15/22		7,210	7,241,544
Continental Resources, Inc., 5.00%, 9/15/22		7,519	7,448,472
DCP Midstream LLC, 6.75%, 9/15/37 (b)		1,527	1,649,160
Denbury Resources, Inc., 9.00%, 5/15/21 (b)		182	173,355
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,589,640
El Paso LLC:
7.80%, 8/01/31		197	251,548
7.75%, 1/15/32		4,586	5,869,686

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	USD	2,345	$2,845,531
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,590,087
Enbridge Energy Partners LP, 9.88%, 3/01/19 (d)		6,000	6,689,604
Energy Transfer Equity LP:
7.50%, 10/15/20		598	675,740
5.88%, 1/15/24		5,241	5,647,177
5.50%, 6/01/27		870	913,500
Energy Transfer Partners LP:
5.20%, 2/01/22		10,200	11,072,916
6.13%, 12/15/45		3,579	3,917,402
Enterprise Products Operating LLC:
4.90%, 5/15/46		5,375	5,816,384
Series N, 6.50%, 1/31/19 (d)		12,000	12,789,768
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (b)		415	419,150
Gulfport Energy Corp. (b):
6.00%, 10/15/24		444	438,450
6.38%, 5/15/25		558	557,302
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (d)		12,000	13,298,784
4.25%, 9/01/24		2,170	2,246,380
5.40%, 9/01/44		3,615	3,706,420
Matador Resources Co., 6.88%, 4/15/23		93	98,580
MEG Energy Corp. (b):
7.00%, 3/31/24		2,844	2,339,190
6.50%, 1/15/25		2,021	1,955,317
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)		3,500	3,753,750
MPLX LP:
4.13%, 3/01/27		825	837,278
5.20%, 3/01/47		3,500	3,616,004
Murphy Oil Corp., 6.88%, 8/15/24		752	799,000
Nexen Energy ULC, 6.40%, 5/15/37		2,000	2,530,504
NGPL PipeCo LLC (b):
7.12%, 12/15/17		2,859	2,909,032
4.38%, 8/15/22		509	523,634
4.88%, 8/15/27		531	546,266
7.77%, 12/15/37		690	855,600
Noble Energy, Inc.:
5.63%, 5/01/21		1,784	1,838,769
5.05%, 11/15/44		3,500	3,622,601
Noble Holding International Ltd., 7.75%, 1/15/24		1,112	884,987
Oasis Petroleum, Inc., 6.88%, 1/15/23		133	130,673

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 8.63%, 3/01/19 (d)	USD	10,000	$10,964,980
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,280,125
Petroleos Mexicanos:
3.50%, 1/30/23 (d)		5,000	4,900,000
4.63%, 9/21/23		3,965	4,081,967
4.88%, 1/18/24 (d)		2,000	2,067,400
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,725,238
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/44		1,498	1,368,961
4.90%, 2/15/45		2,102	1,965,721
Range Resources Corp., 5.00%, 8/15/22 (b)		32	31,680
Rockies Express Pipeline LLC (b):
5.63%, 4/15/20		295	312,057
6.88%, 4/15/40		580	639,087
RSP Permian, Inc., 6.63%, 10/01/22		789	824,505
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)		10,000	10,668,980
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		405	441,874
5.63%, 4/15/23		10,510	11,702,938
5.75%, 5/15/24		2,575	2,894,442
5.88%, 6/30/26		1,481	1,665,025
Sanchez Energy Corp.:
7.75%, 6/15/21		153	138,465
6.13%, 1/15/23		2,021	1,647,115
SM Energy Co.:
6.50%, 1/01/23		177	175,230
5.00%, 1/15/24		181	168,330
5.63%, 6/01/25		350	327,250
Southwestern Energy Co., 5.80%, 1/23/20		1,166	1,203,895
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 5/01/23		37	38,156
6.75%, 3/15/24		184	199,180
Tesoro Corp. (b):
4.75%, 12/15/23		1,230	1,327,034
5.13%, 12/15/26		937	1,023,931
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		125	129,531
6.25%, 10/15/22		1,519	1,613,937
TransCanada PipeLines Ltd., 4.88%, 1/15/26		4,485	5,042,817
Weatherford International Ltd., 6.50%, 8/01/36		45	39,600

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP, 5.38%, 6/01/21	USD	5,125	$5,511,128
Williams Cos., Inc.:
3.70%, 1/15/23		2,245	2,221,832
4.55%, 6/24/24		527	546,104
8.75%, 3/15/32		2,478	3,190,425
5.75%, 6/24/44		685	712,400
Williams Partners LP, 5.10%, 9/15/45		5,075	5,255,660
WPX Energy, Inc., 6.00%, 1/15/22		72	73,980

			222,830,455
Paper & Forest Products — 1.1%
International Paper Co. (d):
7.50%, 8/15/21		9,675	11,512,902
8.70%, 6/15/38		4,000	5,901,588

			17,414,490
Pharmaceuticals — 3.4%
AbbVie, Inc.:
2.90%, 11/06/22		5,675	5,780,158
4.70%, 5/14/45		3,255	3,516,748
Actavis Funding SCS:
3.45%, 3/15/22		7,335	7,631,517
3.85%, 6/15/24		6,000	6,304,110
4.75%, 3/15/45		485	528,450
Endo Finance LLC/Endo Finco, Inc. (b):
6.00%, 7/15/23		1,514	1,312,449
6.00%, 2/01/25		530	448,512
Forest Laboratories LLC, 5.00%, 12/15/21 (b)		1,631	1,788,860
Forest Laboratories, Inc., 4.38%, 2/01/19 (b)		2,924	3,012,729
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		443	485,085
Merck & Co., Inc., 6.50%, 12/01/33		6,420	8,530,260
Mylan NV, 3.95%, 6/15/26		7,500	7,649,692
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,786	1,788,232
7.00%, 10/01/20		447	441,413
7.50%, 7/15/21		148	143,930
6.75%, 8/15/21		91	85,995
5.63%, 12/01/21		1,177	1,065,185
6.50%, 3/15/22		829	874,595
5.50%, 3/01/23		31	26,428
5.88%, 5/15/23		665	571,900
7.00%, 3/15/24		1,303	1,387,695

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (b) (continued):
6.13%, 4/15/25	USD	216	$183,870

			53,557,813
Professional Services — 0.4%
Dun & Bradstreet Corp., 3.50%, 12/01/17		5,750	5,782,482
Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.:
5.05%, 9/01/20		500	541,335
5.90%, 11/01/21 (d)		3,770	4,247,165
AvalonBay Communities, Inc., 6.10%, 3/15/20		10,000	11,011,910
DDR Corp., 7.88%, 9/01/20		2,650	3,032,559
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)		881	889,810
Host Hotels & Resorts LP, 3.75%, 10/15/23 (d)		3,600	3,696,692
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		627	681,863
4.50%, 9/01/26		740	745,550
Starwood Property Trust, Inc., 5.00%, 12/15/21		627	653,648
UDR, Inc., 4.25%, 6/01/18 (d)		5,225	5,332,039

			30,832,571
Real Estate Management & Development — 0.4%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,485	4,309,282
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		803	829,098
5.25%, 12/01/21		344	360,340
4.88%, 6/01/23		1,332	1,345,320

			6,844,040
Road & Rail — 1.0%
Hertz Corp.:
6.75%, 4/15/19		420	420,000
5.50%, 10/15/24 (b)		582	474,330
Norfolk Southern Corp., 6.00%, 3/15/05		12,700	15,816,008

			16,710,338
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (b)		7,500	7,697,812

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc., 5.50%, 2/01/25	USD	40	$42,438
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		951	993,795
4.13%, 6/01/21		1,461	1,532,224
4.63%, 6/15/22		490	526,138
4.63%, 6/01/23		204	220,357
Sensata Technologies BV (b):
5.63%, 11/01/24		695	755,812
5.00%, 10/01/25		1,418	1,492,445

			13,261,021
Software — 0.9%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		2,458	2,691,510
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		2,034	2,196,720
Infor US, Inc., 6.50%, 5/15/22		2,425	2,525,031
Informatica LLC, 7.13%, 7/15/23 (b)		477	485,944
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,901	1,929,515
Oracle Corp., 2.65%, 7/15/26 (d)		4,890	4,763,995
PTC, Inc., 6.00%, 5/15/24		313	336,866

			14,929,581
Specialty Retail — 0.7%
L Brands, Inc.:
7.00%, 5/01/20		3,050	3,351,187
6.88%, 11/01/35		1,119	1,074,240
PetSmart, Inc., 5.88%, 6/01/25 (b)		888	852,480
VF Corp., 5.95%, 11/01/17 (d)		5,000	5,055,735

			10,333,642
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
5.88%, 6/15/21		615	644,981
7.13%, 6/15/24		747	831,260
8.35%, 7/15/46		2,355	3,075,722
Western Digital Corp.:
7.38%, 4/01/23 (b)		1,199	1,315,903
10.50%, 4/01/24		584	691,310

			6,559,176
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25		699	732,203
Springs Industries, Inc., 6.25%, 6/01/21		304	312,360

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
William Carter Co., 5.25%, 8/15/21	USD	1,406	$1,446,422

			2,490,985
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (b)		1,205	1,242,656
Tobacco — 1.7%
Altria Group, Inc., 10.20%, 2/06/39 (d)		13,392	23,424,684
Reynolds American, Inc.:
4.85%, 9/15/23		1,120	1,240,043
5.85%, 8/15/45		2,335	2,837,102

			27,501,829
Trading Companies & Distributors — 0.3%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1 (b):
Class A, 5.25%, 5/30/25		2,035	2,126,779
Class B, 6.13%, 11/30/21		1,823	1,879,274

			4,006,053
Transportation Infrastructure — 0.8%
CEVA Group PLC, 9.00%, 9/01/20 (b)(j)		1,845	1,803,488
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,535,436

			13,338,924
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV, 3.13%, 7/16/22		1,275	1,311,161
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,542,994
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		4,555	4,901,785
Digicel Group Ltd., 7.13%, 4/01/22 (b)		370	328,560
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,249,020
SBA Communications Corp., 4.88%, 9/01/24		1,658	1,724,320
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		1,962	2,123,865
Sprint Corp., 7.13%, 6/15/24		1,755	1,923,919
T-Mobile USA, Inc., 6.84%, 4/28/23		645	684,506

			15,790,130
Total Corporate Bonds — 88.8%			1,418,303,465

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Foreign Agency Obligations		Par (000)	Value
Argentine Republic Government International Bond, 5.63%, 1/26/22	USD	6,485	$6,647,125
Brazilian Government International Bond, 5.00%, 1/27/45		6,525	5,846,400
Colombia Government International Bond, 5.63%, 2/26/44		4,000	4,386,000
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	5,032,768
Mexico Government International Bond, 4.75%, 3/08/44		5,800	5,869,600
Uruguay Government International Bond, 5.10%, 6/18/50		3,500	3,613,750
Total Foreign Agency Obligations — 2.0%			31,395,643

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,482,350
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,002,600

Total Municipal Bonds — 1.1%			18,484,950

Preferred Securities

Capital Trusts
Banks — 5.0%
BNP Paribas SA (b)(e)(f):
7.20%		5,000	5,778,100
7.38%		4,535	5,164,231
Capital One Financial Corp., Series E, 5.55% (e)(f)		5,000	5,268,750

Capital Trusts		Par (000)	Value
Banks (continued)
Citigroup, Inc. (e)(f):
5.90%	USD	2,210	$2,392,613
5.95%		7,000	7,518,000
Credit Suisse Group AG (b)(e)(f):
6.25%		7,255	7,787,851
7.50%		3,250	3,696,875
HSBC Capital Funding LP, 10.18% (b)(e)(f)		11,835	18,780,725
Macquarie Bank Ltd., 6.13% (b)(e)(f)		1,885	1,941,550
Nordea Bank AB, 6.13% (b)(e)(f)		5,540	5,900,100
U.S. Bancorp, Series J, 5.30% (e)(f)		10,415	11,039,900
Wells Fargo & Co. (e)(f):
Series K, 7.98%		809	838,326
Series S, 5.90%		281	305,236
Series U, 5.88%		2,655	2,943,731

			79,355,988
Capital Markets — 2.3%
Charles Schwab Corp., Series E, 4.63% (e)(f)		6,805	6,953,281
Goldman Sachs Group, Inc., Series L, 5.70% (e)(f)		2,950	3,081,216
Morgan Stanley, Series H, 5.45% (e)(f)		8,675	8,978,625
State Street Corp.:
2.25%, 6/01/77 (a)		17,845	16,517,332
Series F, 5.25%, 12/29/49 (e)(f)		1,855	1,947,249

			37,477,703
Commercial Services & Supplies — 0.3%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (b)(e)		5,000	5,375,000

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Capital Trusts		Par (000)	Value
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (e)(f)	USD	4,510	$4,622,750
Diversified Financial Services — 4.9%
Bank of America Corp. (e)(f):
Series AA, , 6.10%		6,630	7,309,575
Series K, 8.00%		2,420	2,486,550
Series U, 5.20%		5,785	5,987,475
Barclays PLC, 6.63% (e)(f)		7,385	7,634,244
BNP Paribas SA, 6.75% (b)(e)(f)		5,000	5,437,500
Credit Agricole SA, 8.13% (b)(e)(f)		5,000	5,968,750
HSBC Holdings PLC, 6.00% (e)(f)		1,550	1,625,718
JPMorgan Chase & Co. (e)(f):
6.75%		7,775	8,906,262
Series 1, 7.90%		3,650	3,786,875
Series Q, 5.15%		4,000	4,155,000
Series R, (6.00%		14,130	15,331,050
Royal Bank of Scotland Group PLC (e)(f):
8.00%		970	1,061,549
8.63%		5,135	5,670,991
Societe Generale SA, 7.38% (b)(e)(f)		1,980	2,163,150

			77,524,689
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 3.96%, 3/20/67 (e)		8,300	8,134,000
Industrial Conglomerates — 0.7%
General Electric Co., Series D, 5.00% (e)(f)		10,777	11,362,083

Capital Trusts		Par (000)	Value
Insurance — 3.4%
ACE Capital Trust II, 9.70%, 4/1/30	USD	7,000	$10,587,500
Allstate Corp., 5.75%, 8/15/53 (e)		5,000	5,506,250
American International Group, Inc., 8.18%, 5/15/68 (e)		3,755	5,125,575
Bank One Capital III, 8.75%, 9/1/30		2,000	2,965,000
Chubb Corp., 3.55%, 3/29/67 (e)		7,400	7,376,875
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/1/27		5,000	5,707,595
Farmers Exchange Capital II, 6.15%, 11/1/53 (b)(e)		4,890	5,556,458
Great-West Life & Annuity Insurance Capital LP II, 3.72%, 5/16/46 (b)(e)		500	497,500
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (e)		5,050	5,289,875
Principal Financial Group, Inc. 4.70%, 5/15/55 (e)		5,000	5,187,500

			53,800,128
Oil, Gas & Consumable Fuels — 1.9%
Enbridge, Inc., Series 16-A, 6.00%, 1/15/77 (e)		5,880	6,232,800
Enterprise Products Operating LLC (e):
3.98%, 6/1/67		2,500	2,415,625
Series A, 4.88%, 8/1/66		9,325	9,362,300
TransCanada PipeLines Ltd., 3.39%, 5/15/67 (e)		9,400	8,836,000
TransCanada Trust, 5.63%, 5/20/75 (e)		2,755	2,934,075

			29,780,800
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (b)(f)		7	8,750,000
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (e)		6,125	7,059,063
Total Capital Trusts — 20.3%			323,242,204

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Preferred Stocks	Shares	Value
Banks — 1.9%
Citigroup, Inc., Series K, , 6.88% (e)(f)	488,320	$14,634,950
Wells Fargo & Co., 5.85% (e)(f)	550,500	15,160,770

		29,795,720
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (e)(f)	162,450	4,512,861
SCE Trust III, Series H, , 5.75% (e)(f)	31,650	913,103
State Street Corp., Series D, 5.90% (e)(f)	220,495	6,295,132

		11,721,096
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%	90,000	2,277,000
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45% (f)	75,000	1,905,000
Vornado Realty Trust, Series K, 5.70% (f)	50,000	1,268,500

		3,173,500
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08% (b)	15,143	17,532,755
Total Preferred Stocks — 4.0%		64,500,071

Trust Preferred

Trust Preferred	Shares
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 6.82%, 2/15/40 (e)	300,141	7,860,646
Total Preferred Securities — 24.8%		395,602,921

U.S. Government Sponsored Agency Securities — 0.2%		Par (000)	Value
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(k)	USD	3,945	$3,787,315

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45		400	398,125
3.00%, 2/15/47 (d)		26,275	26,779,979
Total U.S. Treasury Obligations — 1.7%			27,178,104
Total Long-Term Investments (Cost — $1,797,591,006) — 121.8%			1,945,271,711

Short-Term Securities — 1.2%		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (l)(m)		19,596,495	19,596,495
Total Short-Term Securities (Cost — $19,596,495) — 1.2%			19,596,495
Options Purchased (Cost — $1,143,668) — 0.1%			1,035,758
Total Investments (Cost — $1,818,331,169*) — 123.1%			1,965,903,964
Liabilities in Excess of Other Assets — (23.1)%			(369,204,383)

Net Assets — 100.0%			$1,596,699,581

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,819,501,013

Gross unrealized appreciation	$159,169,449
Gross unrealized depreciation	(12,766,498)

Net unrealized appreciation	$146,402,951

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(f)	Perpetual security with no stated maturity date.

(g)	When-issued security.

(h)	Issuer filed for bankruptcy and/or is in default.

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Zero-coupon bond.

(l)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,872,272	9,724,223	19,596,495	$19,596,495	$83,503	$132	—
[1] Includes net capital gain distributions.

(m)	Current yield as of period end.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ARB	Airport Revenue Bonds
CLO	Collateralized Loan Obligation
FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
RB	Revenue Bonds
USD	U.S. Dollar

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	1/18/17	Open	$1,898,800	$1,911,755	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	2/07/17	Open	3,757,000	3,773,037	U.S. Government Sponsored Agency Securities	Open/Demand

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	2/13/17	Open	$12,633,598	$12,711,037	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	2/13/17	Open	5,842,100	5,877,909	Corporate Bonds	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	8,300,000	8,341,327	Corporate Bonds	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	5,397,425	5,424,300	Corporate Bonds	Open/Demand
UBS Securities LLC	1.50%	3/16/17	Open	3,079,844	3,095,179	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/06/17	Open	6,324,250	6,352,962	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(5.75)%	6/05/17	Open	420,495	416,801	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	5,264,000	5,274,123	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	9,475,000	9,493,221	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	4,590,000	4,598,827	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	10,738,000	10,758,650	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	7,012,000	7,025,484	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	4,720,000	4,729,077	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	5,288,000	5,298,169	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	2,007,000	2,010,860	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	3,130,000	3,136,019	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	4,869,000	4,878,363	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	3,254,000	3,260,258	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	15,996,000	16,026,761	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	5,780,000	5,791,115	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	6/15/17	Open	6,088,000	6,099,708	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	2,363,250	2,367,780	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	4,608,825	4,617,659	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	5,392,406	5,402,742	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	5,002,938	5,012,526	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	3,086,875	3,092,792	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	3,805,939	3,813,233	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	6,340,438	6,352,995	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	3,172,031	3,178,314	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	4,305,375	4,312,981	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	4,040,000	4,047,137	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	4,058,925	4,066,096	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	14,910,000	14,936,341	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	3,551,513	3,557,787	Corporate Bonds	Open/Demand

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	6/21/17	Open	$9,220,000	$9,236,289	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	7,710,000	7,723,621	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	7,672,875	7,686,430	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	3,727,813	3,734,398	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	5,600,000	5,609,893	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	12,360,000	12,381,836	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	17,613,000	17,644,116	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	4,286,295	4,293,867	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	3,450,000	3,456,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	6,480,000	6,491,448	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	7,873,250	7,887,159	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	3,483,000	3,489,153	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	22,532,040	22,571,847	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	4,907,375	4,916,045	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	6,900,000	6,912,190	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	3,450,000	3,456,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	6,012,500	6,023,122	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	4,181,125	4,188,512	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/21/17	Open	5,025,000	5,033,878	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	6/29/17	Open	8,853,688	8,866,029	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.61%	7/11/17	Open	10,288,000	10,297,662	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	7/27/17	Open	26,845,000	26,848,915	U.S. Treasury Obligations	Open/Demand
Total				$388,973,988	$389,791,925

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	42	September 2017	$9,086	$2,283
Short Contracts
10-Year U.S. Treasury Note	(520)	September 2017	$65,463	23,709
Ultra U.S. Treasury Bond	(162)	September 2017	$26,649	(257,222)

				(233,513)
Total				$(231,230)

OTC Interest Rate Swaptions Purchased
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Price	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
30-Year Interest Rate Swap, 6/08/49	JPMorgan Chase Bank N.A.	6/06/19	3.50%	3-Month LIBOR	Quarterly	3.50%	Semi-annual	USD	22,700	$489,521
30-Year Interest Rate Swap, 6/08/49	Goldman Sachs Bank USA	6/06/19	3.50%	3-Month LIBOR	Quarterly	3.50%	Semi-annual	USD	25,330	546,237
Total										1,035,758

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cigna Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	9/20/17	USD	4,500	$(11,141)	$(302)	$(10,839)
Cigna Corp.	1.00%	Quarterly	Goldman Sachs International	9/20/17	USD	2,800	(6,934)	(202)	(6,732)
General Dynamics Corp.	1.00%	Quarterly	Credit Suisse International	9/20/17	USD	5,585	(13,945)	(4,059)	(9,886)
Humana, Inc.	1.00%	Quarterly	Goldman Sachs Bank USA	9/20/17	USD	4,500	(11,161)	2,080	(13,241)
Humana, Inc.	1.00%	Quarterly	Goldman Sachs International	9/20/17	USD	2,800	(6,945)	1,392	(8,337)
Lockheed Martin Corp.	1.00%	Quarterly	Credit Suisse International	9/20/17	USD	5,585	(14,019)	(1,396)	(12,623)
Northrop Grumman Corp.	1.00%	Quarterly	Credit Suisse International	9/20/17	USD	4,715	(11,855)	(3,154)	(8,701)
Raytheon Co.	1.00%	Quarterly	Credit Suisse International	9/20/17	USD	4,715	(11,831)	(3,239)	(8,592)
Citigroup, Inc.	1.00%	Quarterly	Deutsche Bank AG	3/20/19	USD	16,700	(226,042)	(24,132)	(201,910)
Prudential Financial, Inc.	1.00%	Quarterly	Citibank N.A.	6/20/21	USD	1,920	(47,631)	21,709	(69,340)
Prudential Financial, Inc.	1.00%	Quarterly	Goldman Sachs International	6/20/21	USD	1,155	(28,653)	13,890	(42,543)

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	USD	9,500	$(235,674)	$94,005	$(329,679)
Total							$(625,831)	$96,592	$(722,423)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Quarterly	Goldman Sachs Bank USA	9/20/17	A-	USD	4,500	$10,983	$(1,196)	$12,179
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Quarterly	Goldman Sachs International	9/20/17	A-	USD	2,800	6,833	(801)	7,634
Comcast Corp.	1.00%	Quarterly	Credit Suisse International	9/20/17	A-	USD	12,200	30,337	1,535	28,802
United Health Group, Inc.	1.00%	Quarterly	Goldman Sachs Bank USA	9/20/17	A+	USD	4,500	11,226	(301)	11,527
United Health Group, Inc.	1.00%	Quarterly	Goldman Sachs International	9/20/17	A+	USD	2,800	6,986	(201)	7,187
MetLife, Inc.	1.00%	Quarterly	Deutsche Bank AG	3/20/18	A-	USD	3,025	21,295	(16,820)	38,115
Bank of America Corp.	1.00%	Quarterly	Deutsche Bank AG	3/20/19	BBB+	USD	16,700	224,356	43,027	181,329
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	6/20/21	BBB-	USD	10,000	(168,127)	(320,313)	152,186
Total								$143,889	$(295,070)	$438,959

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$49,019,313	$1,500,000	$50,519,313
Corporate Bonds	—	1,418,779,215	5,030,500	1,423,809,715
Foreign Agency Obligations	—	31,395,643	—	31,395,643
Municipal Bonds	—	18,484,950	—	18,484,950
Preferred Securities	$54,827,962	335,268,709	—	390,096,671
U.S. Government Sponsored Agency Securities	—	3,787,315	—	3,787,315
U.S. Treasury Obligations	—	27,178,104	—	27,178,104
Short-Term Securities	19,596,495	—	—	19,596,495
Options Purchased:
Interest rate contracts	—	1,035,758	—	1,035,758

Total	$74,424,457	$1,884,949,007	$6,530,500	$1,965,903,964

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$438,959	—	$438,959
Interest rate contracts	$25,992	—	—	25,992
Liabilities:
Credit contracts	—	(722,423)	—	(722,423)
Interest rate contracts	(257,222)	—	—	(257,222)

Total	$(231,230)	$(283,464)	—	$(514,694)

[1] Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $389,791,925 are categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total
Assets:
Opening Balance, as of October 31, 2016	$15,186,952	$5,113,500	$2,951	$20,303,403
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(10,686,092)	—	—	(10,686,092)
Accrued discounts/premiums	1,732	—	—	1,732
Net realized gain (loss)	76,713	—	(38,512)	38,201
Net change in unrealized appreciation (depreciation)[2]	(79,305)	(83,000)	42,494	(119,811)
Purchases	1,500,000	—	—	1,500,000
Sales	(4,500,000)	—	(6,933)	(4,506,933)

Closing Balance, as of July 31, 2017	$1,500,000	$5,030,500	—	$6,530,500

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[2]	—	$(83,500)	—	$(83,500)

1   As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of certain investments. As July 31, 2017, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at July 31, 2017 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2017	21

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Credit Allocation Income Trust

Date:	September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Credit Allocation Income Trust

Date:	September 25, 2017